Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Consolidated Statements of Comprehensive Income
Net income (loss) for the year	$ 103,022	$ 2,120,551	$ (4,293,791)	$ 2,639,063
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Discontinuation of hedge relationships (Note 24 b)	76,638	1,577,473
Net gain (loss) on cash flow hedges (Note 24 b)	916	18,854	(1,747,686)	263,495
Income tax effect (Note 20)	(275)	(5,655)	46,835	(74,820)
Exchange differences on translation of foreign operations	(195)	(4,021)	23,970	8,045
Other comprehensive (loss) income not to be reclassified to profit or (loss) in subsequent periods:
Remeasurement loss of employee benefits (Note 17)	(451)	(9,279)	(2,651)	(10,192)
Income tax effect (Note 20)	138	2,850	794	3,058
Other comprehensive income (loss) for the year, net of tax	76,771	1,580,222	(1,678,738)	189,586
Total comprehensive income (loss) for the year	$ 179,793	$ 3,700,773	$ (5,972,529)	$ 2,828,649